Other liabilities and provisions (Tables)	12 Months Ended
Dec. 31, 2024
Other liabilities and provisions
Schedule of provisions

	2023	2024
	EUR k	EUR k
Provisions for litigations (IP & other)	—	1,956
Provision for onerous contracts	184	—
Contract termination provisions	37,216	—
Provisions (current)	37,400	1,956
Total Provisions (current & non-current)	37,400	1,956

Schedule of movements in provisions

	CMO	Legal / IP	Others	Total
	EUR k	EUR k	EUR k	EUR k
As of January 1, 2024	37,216	—	184	37,400
additions	17,112	13,070	—	30,182
used (amounts charged against the provision)	(52,202)	(6,662)	—	(58,863)
unused amounts reversed	(2,126)	(4,452)	(184)	(6,762)
As of December 31, 2024	—	1,956	—	1,956
Current	—	1,956	—	1,956
Non-current	—	—	—	—

	January 01, 2024	Movement of restructuring provisions during the period			December 31, 2024
	Net balance	added	used	unused reversed	Net balance
	EUR k	EUR k	EUR k	EUR k	EUR k
Cost of sales	—	5,633	(4,684)	(152)	796
Selling and distribution expenses	—	177	(177)	—	—
Research and development expenses	—	6,290	(5,765)	(246)	278
General and administrative expenses	—	798	(602)	(11)	185
Restructuring provisions	—	12,896	(11,227)	(410)	1,259

Schedule of Other liabilities and provisions

	2023	2024
	EUR k	EUR k
Personnel accrued liabilities (e.g. bonus, vacation)	10,543	11,126
Outstanding invoices	36,081	15,527
Other	4,093	2,892
Other liabilities (current)	50,717	29,545
Total other liabilities (current & non-current)	50,717	29,545